FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of financial assets

	2020	2021
Amortized cost
Cash and cash equivalents	20,589	38,311
Other current financial assets	1,194	415
Trade and other receivables	11,554	8,705
Contract assets	1,239	2,473
Other non-current assets	218	150
FVTPL
Long-term investment in financial instruments	4,025	13,643
Other current financial assets	109	78
FVTOCI
Long-term investment in financial instruments	20	18
Total financial assets	38,948	63,793

Schedule of financial liabilities

	2020	2021
Financial liabilities measured at amortized cost
Trade and other payables	17,577	17,779
Accrued expenses	14,265	15,885
Customers deposits	698	401
Short-term bank loans	9,934	6,682
Two-step loans	568	355
Bonds and notes	7,469	6,993
Long-term bank loans	28,229	36,056
Lease liabilities	14,877	15,888
Other borrowings	3,645	2,605
Other liabilities	169	126
Total financial liabilities	97,431	102,770

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2020	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	109	109	77	—	32
Long-term investment in financial instruments	4,025	4,025	—	2,115	1,910
Financial assets measured at OCI
Long-term investment in financial instruments	20	20	—	—	20
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	568	575	—	—	575
Bonds and notes	7,469	8,503	8,017	—	486
Long-term bank loans	28,229	28,301	—	—	28,301
Lease liabilities	14,877	14,877	—	—	14,877
Other borrowings	3,645	3,631	—	—	3,631
Other liabilities	169	169	—	—	169
Total	59,111	60,210	8,094	2,115	50,001

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2021	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	78	78	78	—	—
Long-term investment in financial instruments	13,643	13,643	—	8,899	4,744
Financial assets measured at OCI
Long-term investment in financial instruments	18	18	—	—	18
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	355	351	—	—	351
Bonds and notes	6,993	8,019	8,019	—	—
Long-term bank loans	36,056	36,176	—	—	36,176
Lease liabilities	15,888	15,888	—	—	15,888
Other borrowings	2,605	2,610	—	—	2,610
Other liabilities	126	126	—	—	126
Total	75,762	76,909	8,097	8,899	59,913

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2020	2021
Beginning balance	1,346	1,962
Gain recognized in consolidated statement of:
Proft or loss	126	936
Other comprehensive income	3	—
Purchase/addition	711	2,068
Settlement/deduction	(224)	(204)
Ending balance	1,962	4,762

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	Backsolve method	Volatility	30% - 120%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp27 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase(decrease) Rp27 billion of the Investment value
	Multiple and OPM	Volatility	40% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp6 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp13 billion of the Investment value
		Equity value/revenue multiple	8.1x - 10.1x	Increase in 1x of equity value/revenue multiple would result in an increase Rp2 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital (“WACC”)	10.60% - 12.60%	1% increase (decrease) in the percentage of WACC would result in an increase (decrease) Rp0 billion of the Investment value
		Terminal growth rate	2.00% - 4.00%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp0 billion of the Investment value
Subsidiaries investment
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.40% - 17.00%	0.5% increase (decrease) in WACC would result in an increase (decrease) Rp16 billion of the Investment value
		Terminal growth rate	-2.60% - 5.10%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp14 billion of the Investment value

Convertible bonds
Non-listed equity investment - technology	Backsolve method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Exit timing	1 -3 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Multiple and OPM	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp0 billion of the Investment value
	CN with Conversion discount	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp18 billion of the Investment value

Schedule of exposure to foreign currency risk

	2020		2021
	U.S. Dollar	Japanese Yen	U.S. Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	681	61	1,364	1
Financial liabilities	(290)	(3,104)	(211)	(2,314)
Net exposure	391	(3,043)	1,153	(2,313)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2021
U.S. Dollar (1% strengthening)	164
Japanese Yen (5% strengthening)	(14)

Schedule of interest rate profile of interest-bearing financial instruments

	2020	2021
Fixed rate borrowings	(26,734)	(24,944)
Variable rate borrowings	(37,988)	(43,634)

Schedule of maximum exposure to credit risk of financial assets

	2020	2021
Cash and cash equivalents	20,589	38,311
Other current financial assets	1,303	493
Trade and other receivable	11,554	8,705
Contract assets	1,239	2,473
Other non-current assets	218	150
Total	34,903	50,132

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2025 and
	amount	cash flows	2021	2022	2023	2024	thereafter
2020
Trade and other payables	17,577	(17,577)	(17,577)	—	—	—	—
Accrued expenses	14,265	(14,265)	(14,265)	—	—	—	—
Customer deposits	698	(698)	(698)	—	—	—	—
Short-term bank loans	9,934	(9,934)	(9,934)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	568	(609)	(204)	(160)	(138)	(107)	—
Bonds and notes	7,469	(14,052)	(1,231)	(2,817)	(507)	(507)	(8,990)
Long-term bank loans	28,229	(32,848)	(9,163)	(6,289)	(5,637)	(4,745)	(7,014)
Other borrowings	3,645	(4,164)	(1,291)	(1,210)	(1,138)	(525)	—
Lease liabilities	14,877	(17,224)	(5,636)	(3,814)	(2,888)	(1,864)	(3,022)
Other liabilities	169	(199)	(11)	(47)	(47)	(47)	(47)
Total	97,431	(111,570)	(60,010)	(14,337)	(10,355)	(7,795)	(19,073)

	Carrying	Contractual					2026 and
	amount	cash flows	2022	2023	2024	2025	thereafter
2021
Trade and other payables	17,779	(17,779)	(17,779)	—	—	—	—
Accrued expenses	15,885	(15,885)	(15,885)	—	—	—	—
Customer deposits	401	(401)	(401)	—	—	—	—
Short-term bank loans	6,682	(6,682)	(6,682)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	355	(375)	(150)	(128)	(97)	—	—
Bonds and notes	6,993	(12,821)	(2,817)	(507)	(507)	(2,500)	(6,490)
Long-term bank loans	36,056	(41,867)	(8,228)	(10,335)	(7,492)	(6,064)	(9,748)
Other borrowings	2,605	(2,801)	(1,164)	(1,115)	(522)	—	—
Lease liabilities	15,888	(15,979)	(3,922)	(3,414)	(2,434)	(1,813)	(4,396)
Other liabilities	126	(148)	(11)	(34)	(34)	(34)	(35)
Total	102,770	(114,738)	(57,039)	(15,533)	(11,086)	(10,411)	(20,669)